CONSOLIDATED BALANCE SHEET (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalent	$ 135,223	$ 342,342	$ 137,610
Restricted cash			69,011
Accounts receivable and other receivables	149,360	79,221	117,470
Advance to suppliers	1,425,950	166,010	107,863
Advance to suppliers – related party			9,133
Inventories	2,173,954	1,651,376	1,127,678
Total Current Assets	3,884,487	2,238,949	1,568,765
Property, plant and equipment, net	17,763,242	18,694,969	20,771,324
Intangible assets, net	2,997,136	3,085,906	3,245,684
Value added tax receivable	2,267,926	2,211,980	2,240,487
Note receivable		41,848	58,858
Total Non-current Assets	23,028,304	24,034,703	26,316,353
Total Assets	26,912,791	26,273,652	27,885,118
Current Liabilities
Short-term bank loans	6,877,941	6,904,228	7,248,583
Account payable	3,012,362	1,450,405	1,233,115
Payable to related party		30,000
Accrued expenses and other current liabilities	2,536,454	2,312,772	2,803,079
Deferred revenue	1,263,353	1,355,552	1,568,398
Total Current liabilities	13,690,110	12,052,957	12,853,175
Long-term payable	1,331,190	1,423,116	1,464,214
Total Non-current liabilities	1,331,190	1,423,116	1,464,214
Total Liabilities	15,021,300	13,476,073	14,317,389
Commitments and Contingencies
Shareholders’ Equity (Deficit)
Common stock, $0.001 par value, 65,000,000 authorized, 25,899,468 issued and outstanding as of December 31,2023 and 2022.	25,900	25,900	25,900
Additional paid in capital	11,152,388	11,152,388	11,152,388
Accumulated comprehensive income (loss)	(597,819)	(430,206)	(148,590)
Accumulated deficit	(1,731,131)	(1,224,811)	(900,098)
Total Company stockholders’ Equity	8,849,338	9,523,271	10,129,600
Noncontrolling interest	3,042,153	3,274,308	3,438,129
Total Equity	11,891,491	12,797,579	13,567,729
Total Liabilities and Stockholders’ Equity	$ 26,912,791	$ 26,273,652	$ 27,885,118